Additional information on the consolidated statements of cash flows (Narrative) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Cash Flow [Line Items]
Income taxes paid (refund)	$ 7,027	$ 1,358
Mexico [Member] | San Antonio gold project [Member]
Disclosure Of Cash Flow [Line Items]
Income taxes paid (refund)	$ 5,800